SCOPE OF CONSOLIDATION - Divestments Narrative (Details) € in Millions, $ in Millions									1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 EUR (€)	Feb. 28, 2018 USD ($)	Feb. 07, 2018 USD ($)	May 31, 2018 employer	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 EUR (€)	May 07, 2018 divestment_package
Disclosure of joint ventures [line items]
Cash disposed											$ 7	$ 38	$ 1
Gain on disposal											0	(4)	$ 126
Reversal of impairment loss recognised in profit or loss	$ 660										133
Additional provisions, other provisions											953	946
Number of production sites | employer									2
Global Chartering Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%
Other
Disclosure of joint ventures [line items]
Additional provisions, other provisions											29	148
Other | Global Chartering Limited
Disclosure of joint ventures [line items]
Additional provisions, other provisions											$ 97	126
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares	78,186,671
Proportion of ordinary shares held (in percent)	16.00%
Number of shares redeemable (in shares) | shares	58,327,300
Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares	583,273
ArcelorMittal USA Divestment Business | Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares	78,186,671
Consideration received, fair value of common stock	$ 1,020
Proportion of ordinary shares held (in percent)	16.00%
Number of shares redeemable (in shares) | shares	58,327,300
Value of shares redeemable, convertible share option	$ 761
ArcelorMittal USA Divestment Business | Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares	583,273
ArcelorMittal USA Divestment Business | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold (in percent)	100.00%
Transaction cost on divestment of subsidiary	$ 21
Working capital adjustments	50
Total consideration including receivable	(2,219)
Portion of consideration received consisting of cash and cash equivalents	509
Portion of consideration received consisting of cash and cash equivalents, net of cash disposed	497
Cash disposed	7
Transaction cost paid related to cash consideration, divestment of subsidiary	5
Decrease of post-employment benefit liabilities	3,200
Gain on disposal	1,460
Goodwill	672
Portion of consideration paid (received) consisting of cash and cash equivalents	(509)
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed	2,219
Portion of consideration receivable consisting of cash and cash equivalents	0
Assigned receivables	$ 0
ArcelorMittal Italia remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Portion of consideration received consisting of cash and cash equivalents			$ 694		$ 694	€ 610
Cash disposed			34
Number of divestment packages | divestment_package															3
Escrow deposit			125							$ 125				€ 110
Consideration received, including deferred consideration, net of escrow deposit			842	€ 740
Portion of consideration paid (received) consisting of cash and cash equivalents			(694)		$ (694)	€ (610)
Impairment loss										497
Consideration received			692
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed			518
Cash paid to joint venture			17
Portion of consideration receivable consisting of cash and cash equivalents			174									161
Assigned receivables			$ 404							$ 404
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold (in percent)		50.00%
Gain on disposal		$ 29
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed		(4)
Portion of consideration receivable consisting of cash and cash equivalents		6
Assigned receivables		0										0
Foreign exchange translation gain		$ 33
Decrease of right-of-use assets												390
Decrease of lease liabilities												$ 400
Frýdek Místek | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Total consideration including receivable							$ 49
Cash disposed							1
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed							39
Portion of consideration receivable consisting of cash and cash equivalents							10
Assigned receivables							$ 0
Votorantim remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Total consideration including receivable								$ 84
Cash disposed								1
Impairment loss								86
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed								26
Portion of consideration receivable consisting of cash and cash equivalents								58
Assigned receivables								$ 0